Financial Instruments - Movement in financial assets included in Level 3 of fair value hierarchy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Beginning balance	$ 584,574
Ending balance	1,187,368	$ 584,574
Level 3 [member]
IFRS Statement [Line Items]
Beginning balance	14,708	14,209
Disposal-capital reduction of investment	(151)	(32)
Recognized in other comprehensive income	(181)	65
Recognized in profit or loss	298	466
Ending balance	14,078	14,708	$ 14,209
Financial assets at fair value through profit or loss, category [member]
IFRS Statement [Line Items]
Recognized in profit or loss	284	472	3,732
Financial assets at fair value through profit or loss, category [member] | Level 3 [member]
IFRS Statement [Line Items]
Beginning balance	13,966	13,500
Disposal-capital reduction of investment	0
Recognized in other comprehensive income	0
Recognized in profit or loss	298	466
Ending balance	13,668	13,966	13,500
Financial assets at fair value through other comprehensive income, category [member] | Level 3 [member]
IFRS Statement [Line Items]
Beginning balance	742	709
Disposal-capital reduction of investment	(151)	(32)
Recognized in other comprehensive income	(181)	65
Recognized in profit or loss	0
Ending balance	$ 410	$ 742	$ 709